Share-based Compensation - Share option activities (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Number of Options
Number of Options, Outstanding, Beginning Balance	42,743,000	34,251,734	39,288,939
Number of Options, Granted	11,330,103	15,794,018	3,719,500
Number of Options, Forfeited and expired	(1,847,750)	(7,128,379)	(3,933,599)
Number of Options, Exercised		(174,373)	(4,823,106)
Number of Options, Outstanding, Ending Balance	52,225,353	42,743,000	34,251,734	39,288,939
Number of Options, Exercisable	30,031,236
Number of Options, Vested and expected to vest	41,440,258
Weighted Average Exercise Price
Weighted Average Exercise Price, Outstanding, Beginning Balance	$ 0.47	$ 0.47	$ 0.42
Weighted Average Exercise Price, Granted	0.19	0.48	0.56
Weighted Average Exercise Price, Forfeited and expired	0.48	0.49	0.47
Weighted Average Exercise Price, Exercised		0.43	0.12
Weighted Average Exercise Price, Outstanding, Ending Balance	0.41	$ 0.47	$ 0.47	$ 0.42
Weighted Average Exercise Price, Exercisable	0.47
Weighted Average Exercise Price, Vested and expected to vest	$ 0.43
Weighted Average Remaining Contractual Life
Weighted Average Remaining Contractual Life, Outstanding	6 years 2 months 12 days	6 years 4 months 24 days	6 years 4 months 24 days	6 years 8 months 12 days
Weighted Average Remaining Contractual Life, Exercisable	4 years 2 months 12 days
Weighted Average Remaining Contractual Life, Vested and expected to vest	5 years 6 months
Aggregate Intrinsic Value
Aggregate Intrinsic Value, Outstanding, Beginning Balance			$ 15.3
Aggregate Intrinsic Value, Exercised			$ 2.3
Aggregate Intrinsic Value, Outstanding, Ending Balance				$ 15.3